SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Due to related parties	$ 72,836	$ 245,104
Wenhu Guo [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 3,290	$ 3,376
Yongwei Hu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company	Chief Executive Officer and Controlling shareholder of the Company
Due to related parties	$ 6,583
Jing Liu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Wife of the controlling shareholder	Wife of the controlling shareholder
Due to related parties		$ 35,615
Sheying Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 3,093	$ 3,407
Yuantao Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	49% shareholder of Tianjin YHX	49% shareholder of Tianjin YHX
Due to related parties	$ 59,870	$ 202,706